Note 20 - Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Fair Value Disclosures [Text Block]
20.	Fair value measurements

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2021 and 2022 are summarized below:

		Fair value measurement
Recurring fair value measurement	Total fair value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	$	$	$	$

As of December 31, 2021
Assets:
Available-for-sale debt securities
Financial products issued by commercial banks	1,574	-	1,574	-
Trading debt securities
Financial products issued by commercial banks	13,169	-	13,169	-
Forward contract (Note 16)	166	-	-	166
Total assets measured at fair value	14,909	-	14,743	166
As of December 31, 2022
Assets:
Trading debt securities
Financial products issued by commercial banks	2,872	-	2,872	-
Total assets measured at fair value	2,872	-	2,872	-

The fair value of the forward contract is estimated using a formulaic valuation approach which combines the discounted cash flow to first estimate the fair value of the entity’s share price and probability-based valuation approach to estimate the fair value of the forward contract. Significant unobservable inputs include the probability of achieving a contingent target, discount for lack of marketability, volatility and weighted average cost of capital at the end of 2021 and the settlement date.

The following table represents the significant unobservable inputs used to estimate the fair value of the Forward contract at December 31, 2021 and at settlement date June 13, 2022:

	Valuation technique	Unobservable inputs	Range as of
			December 31, 2021	June 13, 2022
Forward contract	Discounted cash flow	Discount for lack of marketability	10%	10%
		Volatility	85%	85%
		Weighted average cost of capital	14.50%	17.10%
	Probability-based valuation approach	Probability of achieving contingent target	90%	100%

The following table presents a reconciliation of the forward contract measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years presented:

Forward contract
$

Balance as of December 31, 2019	-
Recognized during the year	(278)
Gains or losses from changes in fair value	-

Balance as of December 31, 2020 (liability)	(278)
Gains from changes in fair value	444

Balance as of December 31, 2021 (asset)	166
Gains from changes in fair value	1,071
Settlement during the year	(1,237)

Balance as of December 31, 2022	-